Dropdown Predecessor - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	May 01, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member] Y	Jun. 30, 2013 Voyageur Spirit [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control				100.00%	100.00%
Date of acquisition of unit				May 02, 2013
Terms of contracts				5 years
Maximum number of one-year extension options				10
Entity acquired, Purchase price			$ 540.0	$ 540.0	$ 527.3
Decrease in Partnership's net income	2.2	2.2
Decrease in Partnership's comprehensive income	$ 2.2	$ 2.2